Leases - Future Fixed Contractual Lease Payments to be Received (Details) $ in Thousands	Dec. 31, 2022 USD ($)
2023	$ 5,010
2024	4,484
2025	3,504
2026	2,626
2027	523
Thereafter	$ 0